Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Financial risk management
Schedule of hedging instruments

EURm	USD	GBP	CNY	JPY
2020
Foreign exchange exposure designated as hedged item for cash flow hedging, net(1)	313	238	–	369
Foreign exchange exposure designated as hedged item for fair value hedging for FX risk, net(2)	705	(52)	–	–
Foreign exchange exposure designated as hedged item for net investment hedging(3)	392	136	746	–
Foreign exchange exposure from interest-bearing liabilities(4)	(1 207)	–	–	–
Foreign exchange exposure from items on the statement of financial position, excluding interest-bearing liabilities, net	88	(148)	(894)	130
Other foreign exchange derivatives, carried at fair value through profit and loss, net(5)	(324)	120	714	(95)
EURm	USD	GBP	CNY	INR
2019
Foreign exchange exposure designated as hedged item for cash flow hedging, net(1)	628	379	–	–
Foreign exchange exposure designated as hedged item for fair value hedging for FX risk, net(2)	423	(70)	–	–
Foreign exchange exposure designated as hedged item for net investment hedging(3)	2 547	93	981	346
Foreign exchange exposure from interest-bearing liabilities(4)	(1 314)	–	–	–
Foreign exchange exposure from items on the statement of financial position, excluding interest-bearing liabilities, net	(2 855)	(81)	(868)	(294)
Other foreign exchange derivatives, carried at fair value through profit and loss, net(5)	2 607	86	711	346

(1)   Includes foreign exchange exposure from forecasted cash flows related to sales and purchases. In some currencies, especially the US dollar, the Group has substantial foreign exchange exposures in both estimated cash inflows and outflows. These underlying exposures have been hedged.

(2)   Includes foreign exchange exposure from contractual firm commitments. These underlying exposures have been substantially hedged.

(3)   Includes net investment exposures in foreign operations. These underlying exposures have been hedged.

(4)   Includes interest-bearing liabilities that have been hedged with cross-currency swaps and foreign exchange forwards. Refer to Note 23, Interest-bearing liabilities.

(5)   Items on the statement of financial position are hedged by a portion of foreign exchange derivatives not designated in a hedge relationship and carried at fair value through profit and loss.

Schedule of VaR from financial instruments

	2020				2019
		Simulated impact on financial statements				Simulated impact on financial statements
EURm	Total VaR	Profit	OCI	CTA	Total VaR	Profit	OCI	CTA
As of December 31	9	15	21	–	8	10	18	–
Average for the year	9	18	30	–	11	10	22	1
Range for the year	6-18	8-32	15-41	0-0	7-25	4-17	13-31	0-4

Schedule of Interest rate profile of interest-bearing assets and liabilities

	2020		2019
EURm	Fixed rate	Floating rate(1)	Fixed rate	Floating rate(1)
Current financial investments	104	1 017	4	93
Cash and cash equivalents	324	6 616	80	5 830
Interest-bearing liabilities	(4 687)	(889)	(3 872)	(405)
Financial assets and liabilities before derivatives	(4 259)	6 744	(3 788)	5 518
Interest rate derivatives	661	(661)	1 197	(1 197)
Financial assets and liabilities after derivatives	(3 598)	6 083	(2 591)	4 321

(1)   All cash equivalents and derivative transaction-related collaterals with initial maturity of three months or less are considered floating rate for the purposes of interest rate risk management.

Schedule of sensitivity to interest rate exposure in the investment and debt portfolios.

	2020			2019
	Impact on	Impact	Impact	Impact on	Impact	Impact
EURm	fair value	on profit	on OCI	fair value	on profit	on OCI
Interest rates – increase by 100 basis points	190	1	4	112	1	2
Interest rates – decrease by 50 basis points	(100)	(1)	(2)	(58)	(1)	(1)

Schedule of effects of hedge accounting on the financial position and performance

EURm	Cash flow hedges (FX forwards and options)(1)	Net investment hedges (FX forwards and options)(1)	Fair value hedges (FX forwards)(1)	Fair value and cash flow hedges (IR swaps and cross-currency swaps)(1)
2020
Carrying amount of hedging instruments	19	(2)	69	(154)
Notional amount of hedging instruments	(787)	(1 620)	(636)	815
Notional amount of hedged items	787	1 620	635	(815)
Change in intrinsic value of hedging instruments since January 1	33	265	79	118
Change in value of hedged items used to determine hedge effectiveness	(35)	(265)	(87)	(116)
2019
Carrying amount of hedging instruments	(10)	34	1	(51)
Notional amount of hedging instruments	(1 029)	(4 106)	(348)	1 246
Notional amount of hedged items	1 043	4 106	351	(1 246)
Change in intrinsic value of hedging instruments since January 1	(31)	(51)	(4)	132
Change in value of hedged items used to determine hedge effectiveness	32	51	3	(133)

(1)   No significant ineffectiveness has been recorded during the periods presented and economic relationships have been fully effective.

The most significant foreign exchange hedging instruments under cash flow, net investment and fair value hedge accounting as of December 31:

					Maturity breakdown of net notional amounts (EURm)(1)
	Currency	Instrument	Fair value (EURm)	Weighted average hedged rate	Total	Within 3 months	Between 3 and 12 months	Between 1 and 3 years	Beyond 3 years
2020
Cash flow hedge accounting
	GBP	FX Forwards	(0)	0.8951	(163)	(42)	(97)	(24)	–
	GBP	FX Options	1	0.9262	(75)	(24)	(47)	(4)	–
	JPY	FX Forwards	7	122.0685	(185)	(47)	(138)	–	–
	JPY	FX Options	0	128.3026	(19)	–	(19)	–	–
	KRW	FX Forwards	(2)	1 347.3221	(132)	(29)	(103)	–	–
	KRW	FX Options	0	1 412.5000	(7)	(7)	–	–	–
	PLN	FX Forwards	(2)	4.4876	153	46	107	–	–
	USD	FX Forwards	17	1.1809	(268)	(64)	(204)	–	–
Net investment hedge accounting
	CNY	FX Forwards	4	7.9625	(746)	(746)	–	–	–
	GBP	FX Forwards	(1)	0.9061	(136)	(136)	–	–	–
	INR	FX Forwards	(1)	89.8000	(182)	(182)	–	–	–
	USD	FX Forwards	(6)	1.2158	(392)	(392)	–	–	–
Fair value hedge accounting for FX risk
	USD	FX Forwards	70	1.1490	(705)	(114)	(66)	(487)	(38)
2019
Cash flow hedge accounting
	GBP	FX Forwards	(8)	0.8780	(207)	(53)	(126)	(28)	–
	GBP	FX Options	1	0.9058	(172)	(40)	(99)	(33)	–
	JPY	FX Forwards	(2)	122.1697	(167)	(44)	(123)	–	–
	KRW	FX Forwards	(1)	1 310.0412	(129)	(15)	(114)	–	–
	KRW	FX Options	0	1 336.2500	(46)	(31)	(15)	–	–
	PLN	FX Forwards	2	4.2926	139	45	94	–	–
	USD	FX Forwards	0	1.1171	(280)	0	(280)	–	–
	USD	FX Options	0	1.1489	(125)	(67)	(58)	–	–
Net investment hedge accounting
	CNY	FX Forwards	0	7.8003	(981)	(981)	–	–	–
	INR	FX Forwards	6	78.4807	(346)	(346)	–	–	–
	USD	FX Forwards	28	1.1076	(2 547)	(2 547)	–	–	–
Fair value hedge accounting for FX risk
	USD	FX Forwards	0	1.1082	(423)	(171)	(270)	18	–

(1)   Negative notional amounts indicate that hedges sell currency and positive notional amounts indicate that hedges buy currency.

Schedule for allowance of doubtful accounts

The aging of trade receivables, contract assets and customer finance loans is as of December 31:

		Past due	Past due	Past due
EURm	Current	1-30 days	31-180 days	More than 180 days	Total
As of December 31, 2020
Trade receivables	5 190	93	199	320	5 802
Contract assets	1 080	–	–	–	1 080
Customer financing related loan receivables	178	–	–	64	242
Total	6 448	93	199	384	7 124
As of December 31, 2019
Trade receivables	4 364	156	306	345	5 171
Contract assets	1 489	–	–	–	1 489
Customer financing related loan receivables	224	–	17	35	276
Total	6 077	156	323	380	6 936

Movements in loss allowances, all of which relate to trade receivables, for the years ended December 31:

EURm	2020	2019	2018
As of January 1	147	195	192
Charged to income statement	183	41	86
Deductions(1)	(30)	(89)	(83)
As of December 31	300	147	195

(1)   Deductions include utilization and releases of allowances.

Schedule of loans and loan allowances

EURm	2020	2019
Loan commitments given undrawn	180	303
Outstanding customer financing related loan receivables	242	276
Total	422	579

Schedule of outstanding fixed income and money market investments

EURm	Rating(1)	Cash	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years	Total(2)(3)
2020
	AAA	–	1 411	–	–	–	–	1 411
	AA+ - AA-	895	352	–	–	–	–	1 247
	A+ - A-	1 685	2 593	50	70	155	50	4 603
	BBB+ - BBB-	106	490	100	–	–	–	696
	BB+ - BB-	36	–	1	–	–	–	37
	B+ - B-	26	–	–	–	–	–	26
	CCC+ - CCC-	3	–	–	–	–	–	3
	Non-rated	30	8	–	–	–	–	38
Total		2 781	4 854	151	70	155	50	8 061
2019
	AAA	–	800	–	–	–	–	800
	AA+ - AA-	663	143	–	–	–	–	806
	A+ - A-	2 007	1 377	20	20	25	–	3 449
	BBB+ - BBB-	445	360	13	–	–	–	818
	BB+ - BB-	8	–	–	–	–	–	8
	B+ - B-	22	–	–	–	–	–	22
	Non-rated	100	3	1	–	–	–	104
Total		3 245	2 683	34	20	25	–	6 007

(1)   Bank Parent Company ratings are used here for bank groups. Actual bank subsidiary ratings may differ from the Bank Parent Company rating.

(2)   Current financial investments and cash equivalents include bank deposits, structured deposits, investments in money market funds and investments in fixed income instruments.

(3)   Instruments that include a call feature have been presented at their final maturities. Instruments that are contractually due beyond three months include EUR 325 million (EUR 77 million in 2019) of instruments that have a call period of less than three months.

Schedule of financial assets and liabilities subject to offsetting under enforceable master netting agreements

				Related amounts not set off in the statement of financial position
EURm	Gross amounts of financial assets/ (liabilities)	Gross amounts of financial liabilities/ (assets) set off in the statement of financial position	Net amounts of financial assets/ (liabilities) presented in the statement of financial position	Financial instruments assets/(liabilities)	Cash collateral received/(pledged)	Net amount
2020
Derivative assets	169	–	169	73	89	7
Derivative liabilities	(304)	–	(304)	(153)	(134)	(17)
Total	(135)	–	(135)	(80)	(45)	(10)
2019
Derivative assets	81	–	81	76	–	5
Derivative liabilities	(157)	–	(157)	(83)	(37)	(37)
Total	(76)	–	(76)	(7)	(37)	(32)

Schedule of undiscounted cash flow analysis for lease liabilities, financial liabilities and financial assets

EURm	Total	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years
2020
Non-current financial assets
Other non-current financial assets(1)	188	–	–	66	79	43
Current financial assets
Other current financial assets excluding derivatives(1)	39	2	37	–	–	–
Current financial investments	1 121	1 020	101	–	–	–
Cash and cash equivalents(2)	6 944	6 618	50	70	156	50
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	7 810	5 873	1 299	599	39	–
Derivative contracts – payments	(7 682)	(5 813)	(1 258)	(573)	(38)	–
Trade receivables	5 802	4 674	974	154	–	–
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(5 920)	(39)	(97)	(794)	(2 194)	(2 796)
Long-term lease liabilities	(750)	–	–	(338)	(220)	(192)
Current financial and lease liabilities
Short-term interest-bearing liabilities	(564)	(552)	(12)	–	–	–
Short-term lease liabilities	(232)	(65)	(167)	–	–	–
Other financial liabilities excluding derivatives(3)	(434)	(420)	(14)	–	–	–
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	6 926	4 870	883	525	45	603
Derivative contracts – payments	(6 999)	(4 906)	(882)	(563)	(35)	(613)
Trade payables	(3 174)	(3 049)	(122)	(2)	–	(1)
Commitments given and obtained
Loan commitments given undrawn(4)	(180)	(26)	(26)	(128)	–	–
Loan commitments obtained undrawn(5)	1 482	(1)	(3)	(8)	1 494	–
Leases committed but not yet commenced	(182)	(1)	(3)	(43)	(29)	(106)

(1)   Other non-current financial assets and other current financial assets excluding derivatives include mainly customer financing-related loan receivables.

(2)   Instruments that include a call feature have been presented at their final maturities. Instruments that are contractually due beyond three months include EUR 325 million of instruments that have a call period of less than three months.

(3)   Other financial liabilities include a conditional obligation to China Huaxin presented in the earliest period as the exercise period is open.

(4)   Loan commitments given undrawn have been included in the earliest period in which they could be drawn or called.

(5)   Loan commitments obtained undrawn have been included based on the period in which they expire. These amounts include related commitment fees.

EURm	Total	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years
2019
Non-current financial assets
Other non-current financial assets(1)	252	–	3	115	54	80
Current financial assets
Other current financial assets excluding derivatives(2)	53	21	32	–	–	–
Current financial investments	97	95	2	–	–	–
Cash and cash equivalents(3)	5 913	5 835	33	20	25	–
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	9 660	7 582	1 993	85	–	–
Derivative contracts – payments	(9 639)	(7 548)	(2 005)	(86)	–	–
Trade receivables	5 019	3 873	1 088	58	–	–
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(4 990)	(43)	(75)	(1 209)	(1 113)	(2 550)
Long-term lease liabilities	(841)	–	–	(375)	(251)	(215)
Current financial and lease liabilities
Short-term interest-bearing liabilities	(294)	(212)	(82)	–	–	–
Short-term lease liabilities	(276)	(81)	(195)	–	–	–
Other financial liabilities excluding derivatives(4)	(646)	(638)	(8)	–	–	–
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	11 725	9 003	828	616	86	1 192
Derivative contracts – payments	(11 517)	(9 078)	(808)	(569)	(43)	(1 019)
Trade payables	(3 786)	(3 653)	(111)	(21)	(1)	–
Commitments given and obtained
Loan commitments given undrawn(5)	(303)	(32)	(77)	(194)	–	–
Loan commitments obtained undrawn(6)	1 971	499	(4)	(11)	(11)	1 498
Leases committed but not yet commenced	(160)	–	–	(11)	(23)	(126)

(1)   Other non-current financial assets include long-term customer and vendor financing related loan receivables as well as certain other long-term loan receivables that have been presented in other non-current financial assets in the consolidated statement of financial position. Convertible instruments are presented at their final contractual maturities.

(2)   Other current financial assets excluding derivatives include short-term customer and vendor financing-related loan receivables that have been presented in other financial assets in the consolidated statement of financial position.

(3)   Instruments that include a call feature have been presented at their final maturities. Instruments that are contractually due beyond three months include EUR 77 million of instruments that have a call period of less than three months.

(4)   Other financial liabilities include a conditional obligation to China Huaxin presented in the earliest period as the exercise period is open.

(5)   Loan commitments given undrawn have been included in the earliest period in which they could be drawn or called.

(6)   Loan commitments obtained undrawn have been included based on the period in which they expire. These amounts include related commitment fees.